UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Yacktman Asset Management Co.
Address: 6300 Bridgepoint Parkway
	  Building One, Suite 320
	  Austin, TX 78730

13F File Number:  28-3760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Donald A. Yacktman
Title:    President
Phone:    512-767-6700
Signature, Place, and Date of Signing:

Donald A. Yacktman    Austin, TX November 4, 2005
Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   52
Form 13F Information Table Value Total:   $754315


List of Other Included Managers:

 No.  13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Altria Group                   common           02209S103    12969   175949 SH       SOLE                    85000             90949
Americredit Corp.              common           03060R101    59899  2509400 SH       SOLE                  2090600            418800
Anheuser Busch Co.             common           035229103    10679   248125 SH       SOLE                   110000            138125
Berkshire Hath Cl. A           common           084670108    13120      160 SH       SOLE                                        160
Berkshire Hath Cl. B           common           084670207     2379      871 SH       SOLE                                        871
Bristol Myers Squibb           common           110122108    22034   915800 SH       SOLE                   737200            178600
Cadbury Schweppes              common           127209302    10731   263475 SH       SOLE                   190000             73475
Cardinal Health                common           14149Y108    18020   284050 SH       SOLE                   257600             26450
Chgo Rivet & Machine           common           168088102      361    14850 SH       SOLE                                      14850
Clorox                         common           189054109    16428   295788 SH       SOLE                   221200             74588
Coca-Cola Co.                  common           191216100   100346  2323355 SH       SOLE                  1953500            369855
Colgate Palmolive              common           194162103     5395   102200 SH       SOLE                    95000              7200
Discovery Holding A            common           25468Y107    11596   803055 SH       SOLE                   643700            159355
Electronic Data Syst           common           285661104    10304   459200 SH       SOLE                   387000             72200
Equifax Inc.                   common           294429105     2372    67900 SH       SOLE                                      67900
Ethan Allen Interiors          common           297602104     1254    40000 SH       SOLE                                      40000
Federal Home Loan              common           313400301    20518   363405 SH       SOLE                   259700            103705
Federal Nat'l Mtg.             common           313586109     4537   101230 SH       SOLE                   100000              1230
Fifth Third Bancorp            common           316773100     1529    41600 SH       SOLE                                      41600
First Data Corp.               common           319963104    15238   380950 SH       SOLE                   161000            219950
Friedman's, Inc. Cl. A         common           358438109       38   850100 SH       SOLE                   732500            117600
Gannett Company                common           364730101      959    13940 SH       SOLE                                      13940
H&R Block                      common           093671105     7820   326100 SH       SOLE                   250000             76100
Henkel KGAA ADR                common           42550U109    37420   437025 SH       SOLE                   361500             75525
Henkel ORD                     common           005002465    16012   187000 SH       SOLE                   175000             12000
Interpublic Group Co.          common           460690100    15616  1341600 SH       SOLE                  1177200            164400
Johnson & Johnson              common           478160104     7994   126325 SH       SOLE                    70800             55525
Kinder Morgan Inc.             common           49455P101     2981    31000 SH       SOLE                                      31000
Kraft Foods, Inc.              common           50075n104    56331  1841500 SH       SOLE                  1571500            270000
Lancaster Colony Corp.         common           513847103    45638  1061338 SH       SOLE                   862588            198750
Leucadia Nat'l Corp.           common           527288104     2935    68100 SH       SOLE                                      68100
Liberty Media Corp. A          common           530718105    65177  8096513 SH       SOLE                  6451000           1645513
MBIA Inc.                      common           55262C100     2482    40950 SH       SOLE                    40000               950
MGIC Investment                common           552848103     2326    36225 SH       SOLE                    30000              6225
Markel Corp.                   common           570535104      846     2560 SH       SOLE                                       2560
Marsh & McLennan               common           571748102     7240   238250 SH       SOLE                   132700            105550
Microsoft Corp.                common           594918104     3881   150820 SH       SOLE                   140000             10820
National Beverage Corp.        common           635017106      837   107900 SH       SOLE                   107900
PepsiCo Inc.                   common           713448108     6038   106470 SH       SOLE                    90000             16470
Pfizer Inc.                    common           717081103    30379  1216600 SH       SOLE                   951000            265600
Procter & Gamble Co.           common           742718109     2282    38380 SH       SOLE                                      38380
TJX Co.                        common           872540109     1888    92200 SH       SOLE                                      92200
Torchmark Corp.                common           891027104      755    14300 SH       SOLE                                      14300
Tribune Co. New                common           896047107      305     9000 SH       SOLE                                       9000
Trizec Properties              common           89687P107     8583   372200 SH       SOLE                   316000             56200
Tyco Int'l LTD                 common           902124106    25609   919550 SH       SOLE                   637200            282350
U.S. Bancorp                   common           902973304     5023   178894 SH       SOLE                   150000             28894
Unilever NV (NEW)              common           904784709    28434   397950 SH       SOLE                   353000             44950
Viacom Inc. Cl. B              common           925524308     6899   209000 SH       SOLE                   180000             29000
Wal Mart Stores Inc.           common           931142103    18034   411550 SH       SOLE                   298250            113300
Washington Mutual              common           939322103     1569    40000 SH       SOLE                    40000
Wesco Financial Co.            common           950817106     2272     6640 SH       SOLE                                       6640